Earnout Liabilities - Earnout Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Earnout Liability [Roll Forward]
As of December 31, 2022	$ 1,353
As of December 31, 2023	419
Sponsor Earnout
Earnout Liability [Roll Forward]
As of December 31, 2022	1,353
Change in fair value of financial instruments	(934)
As of December 31, 2023	$ 419